Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000132742 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R6/JRLHX) returned 8.41% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R6/JRLHX)	8.41%	3.99%	5.66%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 73,232,206
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132740 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	$29	0.28%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class R4/JRLFX) returned 8.17% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class R4/JRLFX)	8.17%	3.78%	5.46%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 73,232,206
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228330 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHANX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class A/JHANX)	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class A/JHANX) returned 7.89% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class A/JHANX)	2.51%	2.50%	4.87%
2010 Lifetime Blend Portfolio (Class A/JHANX)—excluding sales charge	7.89%	3.55%	5.41%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 73,232,206
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132735 [Member]
Shareholder Report [Line Items]
Fund Name	2010 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2010 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2010 Lifetime Blend Portfolio (Class 1/JRLDX) returned 8.27% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2010 Lifetime Blend Portfolio (Class 1/JRLDX)	8.27%	3.93%	5.60%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2010 Index	8.49%	4.37%	5.78%
John Hancock 2010 Lifetime Index	8.78%	4.27%	5.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 73,232,206
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$73,232,206
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	43.0%
Fixed income	30.9%
Equity	12.1%
Unaffiliated investment companies	47.6%
Fixed income	29.4%
Equity	18.2%
U.S. Government and Agency obligations	9.4%
U.S. Government	9.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132750 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class 1/JRLIX) returned 9.47% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class 1/JRLIX)	9.47%	4.25%	6.13%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 92,344,381
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228331 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class A/JHAOX)	$53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class A/JHAOX) returned 9.00% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class A/JHAOX)	3.57%	2.81%	5.38%
2015 Lifetime Blend Portfolio (Class A/JHAOX)—excluding sales charge	9.00%	3.87%	5.93%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 92,344,381
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132747 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R4/JRLKX) returned 9.20% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R4/JRLKX)	9.20%	4.03%	5.94%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 92,344,381
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132749 [Member]
Shareholder Report [Line Items]
Fund Name	2015 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2015 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2015 Lifetime Blend Portfolio (Class R6/JRLLX) returned 9.50% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2015 Lifetime Blend Portfolio (Class R6/JRLLX)	9.50%	4.31%	6.18%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2015 Index	9.24%	4.64%	6.28%
John Hancock 2015 Lifetime Index	10.13%	4.60%	6.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 92,344,381
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$92,344,381
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	46.1%
Fixed income	28.7%
Equity	17.4%
Unaffiliated investment companies	45.9%
Fixed income	26.5%
Equity	19.4%
U.S. Government and Agency obligations	8.1%
U.S. Government	8.1%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132758 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R6/JRTAX) returned 10.90% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R6/JRTAX)	10.90%	4.64%	6.84%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 340,348,358
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132756 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class R4/JRLPX) returned 10.49% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class R4/JRLPX)	10.49%	4.36%	6.59%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 340,348,358
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228332 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class A/JHAPX)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class A/JHAPX) returned 10.40% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class A/JHAPX)	4.91%	3.15%	6.04%
2020 Lifetime Blend Portfolio (Class A/JHAPX)—excluding sales charge	10.40%	4.21%	6.59%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 340,348,358
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132751 [Member]
Shareholder Report [Line Items]
Fund Name	2020 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2020 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2020 Lifetime Blend Portfolio (Class 1/JRLOX) returned 10.78% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2020 Lifetime Blend Portfolio (Class 1/JRLOX)	10.78%	4.59%	6.79%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
S&P Target Date 2020 Index	9.98%	5.06%	6.78%
John Hancock 2020 Lifetime Index	11.51%	4.94%	7.26%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 340,348,358
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$340,348,358
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	50.0%
Fixed income	26.6%
Equity	23.4%
Unaffiliated investment companies	43.4%
Fixed income	23.5%
Equity	19.9%
U.S. Government and Agency obligations	6.6%
U.S. Government	6.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132759 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	$10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class 1/JRTBX) returned 12.07% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class 1/JRTBX)	12.07%	4.95%	7.69%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 823,753,823
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228333 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class A/JHAUX)	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class A/JHAUX) returned 11.59% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class A/JHAUX)	6.02%	3.52%	6.95%
2025 Lifetime Blend Portfolio (Class A/JHAUX)—excluding sales charge	11.59%	4.59%	7.49%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 823,753,823
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132764 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R4/JRTDX) returned 11.77% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R4/JRTDX)	11.77%	4.74%	7.51%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 823,753,823
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132766 [Member]
Shareholder Report [Line Items]
Fund Name	2025 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2025 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2025 Lifetime Blend Portfolio (Class R6/JRTFX) returned 12.10% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2025 Lifetime Blend Portfolio (Class R6/JRTFX)	12.10%	5.01%	7.74%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2025 Index	11.58%	5.68%	7.63%
John Hancock 2025 Lifetime Index	12.95%	5.33%	8.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 823,753,823
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$823,753,823
Total number of portfolio holdings	33
Total advisory fees paid (net)	$0
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	54.3%
Equity	30.0%
Fixed income	24.3%
Unaffiliated investment companies	40.5%
Fixed income	20.6%
Equity	19.9%
U.S. Government and Agency obligations	5.2%
U.S. Government	5.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132774 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R6/JRTJX) returned 14.34% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R6/JRTJX)	14.34%	5.98%	8.84%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,207,558,239
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132772 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class R4/JRTIX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class R4/JRTIX)	14.11%	5.70%	8.60%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,207,558,239
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228334 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class A/JHAVX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class A/JHAVX) returned 13.85% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class A/JHAVX)	8.18%	4.45%	8.02%
2030 Lifetime Blend Portfolio (Class A/JHAVX)—excluding sales charge	13.85%	5.53%	8.57%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,207,558,239
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132767 [Member]
Shareholder Report [Line Items]
Fund Name	2030 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2030 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2030 Lifetime Blend Portfolio (Class 1/JRTGX) returned 14.22% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2030 Lifetime Blend Portfolio (Class 1/JRTGX)	14.22%	5.91%	8.77%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2030 Index	13.47%	6.63%	8.60%
John Hancock 2030 Lifetime Index	15.22%	6.27%	9.37%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,207,558,239
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,207,558,239
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	55.3%
Equity	35.3%
Fixed income	20.0%
Unaffiliated investment companies	41.0%
Equity	24.4%
Fixed income	16.6%
U.S. Government and Agency obligations	3.7%
U.S. Government	3.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132775 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class 1/JRTKX) returned 16.58% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class 1/JRTKX)	16.58%	6.95%	9.79%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,271,314,521
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228335 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class A/JHAYX)	$44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class A/JHAYX) returned 16.13% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class A/JHAYX)	10.29%	5.48%	9.02%
2035 Lifetime Blend Portfolio (Class A/JHAYX)—excluding sales charge	16.13%	6.56%	9.58%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,271,314,521
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132780 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R4/JRTMX) returned 16.29% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R4/JRTMX)	16.29%	6.73%	9.60%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,271,314,521
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132782 [Member]
Shareholder Report [Line Items]
Fund Name	2035 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2035 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2035 Lifetime Blend Portfolio (Class R6/JRTNX) returned 16.63% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in short-term bonds, high yield bonds, short-term U.S. Treasury Inflation Protected Securities, and bank loans aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2035 Lifetime Blend Portfolio (Class R6/JRTNX)	16.63%	7.00%	9.85%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2035 Index	15.65%	7.70%	9.66%
John Hancock 2035 Lifetime Index	17.40%	7.26%	10.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,271,314,521
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,271,314,521
Total number of portfolio holdings	34
Total advisory fees paid (net)	$0
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.6%
Equity	42.6%
Fixed income	16.0%
Unaffiliated investment companies	39.4%
Equity	28.2%
Fixed income	11.2%
U.S. Government and Agency obligations	2.0%
U.S. Government	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132790 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRTWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R6/JRTWX) returned 18.61% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R6/JRTWX)	18.61%	8.04%	10.74%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,104,583,663
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132788 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class R4/JRTVX) returned 18.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class R4/JRTVX)	18.28%	7.77%	10.51%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,104,583,663
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228336 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class A/JHBAX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class A/JHBAX) returned 18.11% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class A/JHBAX)	12.17%	6.51%	9.92%
2040 Lifetime Blend Portfolio (Class A/JHBAX)—excluding sales charge	18.11%	7.60%	10.49%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,104,583,663
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132783 [Member]
Shareholder Report [Line Items]
Fund Name	2040 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2040 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2040 Lifetime Blend Portfolio (Class 1/JRTTX) returned 18.57% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2040 Lifetime Blend Portfolio (Class 1/JRTTX)	18.57%	7.98%	10.69%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2040 Index	17.78%	8.72%	10.53%
John Hancock 2040 Lifetime Index	19.30%	8.33%	11.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,104,583,663
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,104,583,663
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	59.6%
Equity	48.1%
Fixed income	11.5%
Unaffiliated investment companies	39.6%
Equity	32.0%
Fixed income	7.6%
U.S. Government and Agency obligations	0.8%
U.S. Government	0.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132791 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class 1/JRLQX) returned 20.18% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class 1/JRLQX)	20.18%	8.91%	11.26%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,051,386,342
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228337 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class A/JHBEX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class A/JHBEX) returned 19.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class A/JHBEX)	13.76%	7.39%	10.48%
2045 Lifetime Blend Portfolio (Class A/JHBEX)—excluding sales charge	19.73%	8.50%	11.05%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,051,386,342
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132796 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRLUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R4/JRLUX) returned 19.96% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R4/JRLUX)	19.96%	8.67%	11.06%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,051,386,342
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132798 [Member]
Shareholder Report [Line Items]
Fund Name	2045 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2045 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2045 Lifetime Blend Portfolio (Class R6/JRLVX) returned 20.28% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2045 Lifetime Blend Portfolio (Class R6/JRLVX)	20.28%	8.96%	11.32%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2045 Index	19.33%	9.45%	11.11%
John Hancock 2045 Lifetime Index	21.02%	9.28%	12.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,051,386,342
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,051,386,342
Total number of portfolio holdings	28
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	60.7%
Equity	54.0%
Fixed income	6.7%
Unaffiliated investment companies	38.8%
Equity	34.4%
Fixed income	4.4%
U.S. Government and Agency obligations	0.6%
U.S. Government	0.6%
Short-term investments and other	(0.1%)
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132806 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JRLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R6/JRLZX) returned 21.26% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R6/JRLZX)	21.26%	9.49%	11.59%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 888,037,732
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132804 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JRTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class R4/JRTYX) returned 21.00% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class R4/JRTYX)	21.00%	9.23%	11.35%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 888,037,732
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228338 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class A/JHBFX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class A/JHBFX) returned 20.74% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class A/JHBFX)	14.74%	7.93%	10.76%
2050 Lifetime Blend Portfolio (Class A/JHBFX)—excluding sales charge	20.74%	9.04%	11.33%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 888,037,732
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000132799 [Member]
Shareholder Report [Line Items]
Fund Name	2050 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRLWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2050 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2050 Lifetime Blend Portfolio (Class 1/JRLWX) returned 21.26% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2050 Lifetime Blend Portfolio (Class 1/JRLWX)	21.26%	9.45%	11.54%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2050 Index	19.92%	9.75%	11.41%
John Hancock 2050 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 888,037,732
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$888,037,732
Total number of portfolio holdings	26
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	57.1%
Fixed income	4.8%
Unaffiliated investment companies	37.7%
Equity	37.7%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134634 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class 1
Trading Symbol	JIIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX) returned 21.65% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class 1/JIIOX)	21.65%	9.18%	11.42%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 772,785,374
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,509,973
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$772,785,374
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,509,973
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	60.4%
Fixed income	1.5%
Unaffiliated investment companies	37.7%
Equity	36.6%
Fixed income	1.1%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134635 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class A
Trading Symbol	JABQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class A/JABQX) returned 21.21% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)	15.16%	7.67%	10.63%
Lifestyle Blend Aggressive Portfolio (Class A/JABQX)—excluding sales charge	21.21%	8.78%	11.21%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 772,785,374
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,509,973
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$772,785,374
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,509,973
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	60.4%
Fixed income	1.5%
Unaffiliated investment companies	37.7%
Equity	36.6%
Fixed income	1.1%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134642 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Aggressive Portfolio
Class Name	Class R6
Trading Symbol	JIIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Aggressive Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX) returned 21.68% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, albeit to a much lesser extent than equities due to its lower return and modest portfolio weighting.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Aggressive Portfolio (Class R6/JIIRX)	21.68%	9.23%	11.47%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Aggressive Target Allocation Index	19.39%	10.52%	12.74%
John Hancock Lifestyle Aggressive Index	22.90%	9.90%	12.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 772,785,374
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,509,973
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$772,785,374
Total number of portfolio holdings	28
Total advisory fees paid (net)	$1,509,973
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.9%
Equity	60.4%
Fixed income	1.5%
Unaffiliated investment companies	37.7%
Equity	36.6%
Fixed income	1.1%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134651 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class R6
Trading Symbol	JIBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX) returned 14.11% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class R6/JIBRX)	14.11%	5.94%	7.87%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,565,441,438
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,891,189
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,565,441,438
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,891,189
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.9%
Equity	37.9%
Fixed income	19.0%
Unaffiliated investment companies	38.1%
Equity	24.8%
Fixed income	13.3%
U.S. Government and Agency obligations	5.0%
U.S. Government	5.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134644 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class A
Trading Symbol	JABMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class A/JABMX) returned 13.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class A/JABMX)	8.03%	4.44%	7.08%
Lifestyle Blend Balanced Portfolio (Class A/JABMX)—excluding sales charge	13.73%	5.52%	7.63%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,565,441,438
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,891,189
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,565,441,438
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,891,189
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.9%
Equity	37.9%
Fixed income	19.0%
Unaffiliated investment companies	38.1%
Equity	24.8%
Fixed income	13.3%
U.S. Government and Agency obligations	5.0%
U.S. Government	5.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134643 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Balanced Portfolio
Class Name	Class 1
Trading Symbol	JIBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Balanced Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX) returned 14.15% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, and short-term bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Balanced Portfolio (Class 1/JIBOX)	14.15%	5.91%	7.83%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderate Target Allocation Index	13.14%	7.11%	9.07%
John Hancock Lifestyle Balanced Index	14.93%	6.23%	8.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,565,441,438
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 3,891,189
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,565,441,438
Total number of portfolio holdings	35
Total advisory fees paid (net)	$3,891,189
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	56.9%
Equity	37.9%
Fixed income	19.0%
Unaffiliated investment companies	38.1%
Equity	24.8%
Fixed income	13.3%
U.S. Government and Agency obligations	5.0%
U.S. Government	5.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134652 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class 1
Trading Symbol	JLCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX) returned 6.38% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high-yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class 1/JLCGX)	6.38%	2.98%	4.17%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,530,012
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,206,413
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$395,530,012
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,206,413
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.7%
Fixed income	39.6%
Equity	10.1%
Unaffiliated investment companies	40.5%
Fixed income	28.3%
Equity	12.2%
U.S. Government and Agency obligations	9.8%
U.S. Government	9.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134653 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class A
Trading Symbol	JABJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class A/JABJX) returned 6.00% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high-yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class A/JABJX)	0.68%	1.57%	3.44%
Lifestyle Blend Conservative Portfolio (Class A/JABJX)—excluding sales charge	6.00%	2.62%	3.97%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 395,530,012
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,206,413
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$395,530,012
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,206,413
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.7%
Fixed income	39.6%
Equity	10.1%
Unaffiliated investment companies	40.5%
Fixed income	28.3%
Equity	12.2%
U.S. Government and Agency obligations	9.8%
U.S. Government	9.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134660 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Conservative Portfolio
Class Name	Class R6
Trading Symbol	JLCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Conservative Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX) returned 6.32% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks. Defensive equities also generated positive returns.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high-yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, none of the fund’s holdings detracted from absolute performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Conservative Portfolio (Class R6/JLCSX)	6.32%	3.02%	4.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Conservative Target Allocation Index	6.35%	2.97%	4.44%
John Hancock Lifestyle Conservative Index	6.58%	3.08%	4.53%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 395,530,012
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,206,413
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$395,530,012
Total number of portfolio holdings	26
Total advisory fees paid (net)	$1,206,413
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	49.7%
Fixed income	39.6%
Equity	10.1%
Unaffiliated investment companies	40.5%
Fixed income	28.3%
Equity	12.2%
U.S. Government and Agency obligations	9.8%
U.S. Government	9.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134669 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class R6
Trading Symbol	JLGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	$31	0.28%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class R6/JLGSX) returned 18.26% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class R6/JLGSX)	18.26%	7.80%	9.80%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,572,027,861
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,532,355
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,572,027,861
Total number of portfolio holdings	34
Total advisory fees paid (net)	$3,532,355
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Equity	49.4%
Fixed income	8.5%
Unaffiliated investment companies	39.3%
Equity	32.8%
Fixed income	6.5%
U.S. Government and Agency obligations	2.8%
U.S. Government	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134662 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class A
Trading Symbol	JABPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class A/JABPX)	$75	0.69%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class A/JABPX) returned 17.73% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class A/JABPX)	11.84%	6.27%	8.97%
Lifestyle Blend Growth Portfolio (Class A/JABPX)—excluding sales charge	17.73%	7.36%	9.53%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 1,572,027,861
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,532,355
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,572,027,861
Total number of portfolio holdings	34
Total advisory fees paid (net)	$3,532,355
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Equity	49.4%
Fixed income	8.5%
Unaffiliated investment companies	39.3%
Equity	32.8%
Fixed income	6.5%
U.S. Government and Agency obligations	2.8%
U.S. Government	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134661 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Growth Portfolio
Class Name	Class 1
Trading Symbol	JLGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Growth Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Growth Portfolio (Class 1/JLGOX) returned 18.19% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Growth Portfolio (Class 1/JLGOX)	18.19%	7.75%	9.75%
S&P 500 Index	20.38%	12.79%	15.37%
Morningstar U.S. Moderately Aggressive Target Allocation Index	16.60%	8.89%	10.94%
John Hancock Lifestyle Growth Index	19.41%	8.46%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,572,027,861
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,532,355
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,572,027,861
Total number of portfolio holdings	34
Total advisory fees paid (net)	$3,532,355
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	57.9%
Equity	49.4%
Fixed income	8.5%
Unaffiliated investment companies	39.3%
Equity	32.8%
Fixed income	6.5%
U.S. Government and Agency obligations	2.8%
U.S. Government	2.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134670 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class 1
Trading Symbol	JLMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX) returned 10.04% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class 1/JLMOX)	10.04%	4.31%	5.90%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 526,386,769
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,474,587
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$526,386,769
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,474,587
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.8%
Fixed income	29.4%
Equity	23.4%
Unaffiliated investment companies	40.5%
Fixed income	21.1%
Equity	19.4%
U.S. Government and Agency obligations	6.7%
U.S. Government	6.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134671 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class A
Trading Symbol	JABKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class A/JABKX) returned 9.65% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class A/JABKX)	4.15%	2.88%	5.16%
Lifestyle Blend Moderate Portfolio (Class A/JABKX)—excluding sales charge	9.65%	3.94%	5.70%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 526,386,769
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,474,587
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$526,386,769
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,474,587
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.8%
Fixed income	29.4%
Equity	23.4%
Unaffiliated investment companies	40.5%
Fixed income	21.1%
Equity	19.4%
U.S. Government and Agency obligations	6.7%
U.S. Government	6.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000134678 [Member]
Shareholder Report [Line Items]
Fund Name	Lifestyle Blend Moderate Portfolio
Class Name	Class R6
Trading Symbol	JLMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Lifestyle Blend Moderate Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX) returned 10.18% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made the most significant contribution to absolute performance, led by the fund’s sizable allocation to large caps. International developed market equities further helped results, as did emerging market stocks. The real assets portfolio was an additional contributor with strong returns for energy stocks, commodities, and the metals & mining sector.
Bond funds | The fixed-income allocation also contributed, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds, bank loans, short-term bonds, and short-term U.S. Treasury Inflation Protected Securities aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, small positions in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) were adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Lifestyle Blend Moderate Portfolio (Class R6/JLMRX)	10.18%	4.37%	5.95%
Bloomberg U.S. Aggregate Bond Index	1.89%	(0.29)%	1.40%
Morningstar U.S. Moderately Conservative Target Allocation Index	9.58%	4.86%	6.49%
John Hancock Lifestyle Moderate Index	10.70%	4.52%	6.41%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 526,386,769
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 1,474,587
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$526,386,769
Total number of portfolio holdings	35
Total advisory fees paid (net)	$1,474,587
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	52.8%
Fixed income	29.4%
Equity	23.4%
Unaffiliated investment companies	40.5%
Fixed income	21.1%
Equity	19.4%
U.S. Government and Agency obligations	6.7%
U.S. Government	6.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138487 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JLKYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R6/JLKYX) returned 21.30% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R6/JLKYX)	21.30%	9.50%	11.59%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 702,914,370
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138485 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JLKWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class R4/JLKWX) returned 21.00% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class R4/JLKWX)	21.00%	9.22%	11.35%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 702,914,370
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228341 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class A/JHBJX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class A/JHBJX) returned 20.85% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class A/JHBJX)	14.84%	7.95%	10.77%
2055 Lifetime Blend Portfolio (Class A/JHBJX)—excluding sales charge	20.85%	9.06%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 702,914,370
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000138480 [Member]
Shareholder Report [Line Items]
Fund Name	2055 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JLKZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2055 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2055 Lifetime Blend Portfolio (Class 1/JLKZX) returned 21.24% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2055 Lifetime Blend Portfolio (Class 1/JLKZX)	21.24%	9.45%	11.54%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2055 Index	20.42%	9.92%	11.57%
John Hancock 2055 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 702,914,370
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$702,914,370
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	10%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167628 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JRODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class 1/JRODX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class 1/JRODX) returned 21.27% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class 1/JRODX)	21.27%	9.46%	11.55%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 448,764,308
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228344 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class A/JHBKX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class A/JHBKX) returned 20.84% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class A/JHBKX)	14.77%	7.94%	10.77%
2060 Lifetime Blend Portfolio (Class A/JHBKX)—excluding sales charge	20.84%	9.06%	11.34%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 448,764,308
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167633 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class R4
Trading Symbol	JHIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R4/JHIKX) returned 20.94% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class R4/JHIKX)	20.94%	9.22%	11.37%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 448,764,308
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000167635 [Member]
Shareholder Report [Line Items]
Fund Name	2060 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JIEHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2060 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2060 Lifetime Blend Portfolio (Class R6/JIEHX) returned 21.25% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
2060 Lifetime Blend Portfolio (Class R6/JIEHX)	21.25%	9.49%	11.60%
S&P 500 Index	20.38%	12.79%	15.37%
S&P Target Date 2060+ Index	20.42%	9.93%	11.64%
John Hancock 2060 Lifetime Index	22.43%	9.89%	12.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 448,764,308
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$448,764,308
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221528 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JAAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class R6/JAAKX) returned 21.29% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2065 Lifetime Blend Portfolio (Class R6/JAAKX)	21.29%	9.50%	13.73%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 194,442,485
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$194,442,485
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000228345 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class A/JHBLX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class A/JHBLX) returned 20.85% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2065 Lifetime Blend Portfolio (Class A/JHBLX)	14.79%	7.95%	12.36%
2065 Lifetime Blend Portfolio (Class A/JHBLX)—excluding sales charge	20.85%	9.06%	13.34%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 194,442,485
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$194,442,485
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000221529 [Member]
Shareholder Report [Line Items]
Fund Name	2065 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2065 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2065 Lifetime Blend Portfolio (Class 1/JAAFX) returned 21.23% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since inception
2065 Lifetime Blend Portfolio (Class 1/JAAFX)	21.23%	9.46%	13.70%
S&P 500 Index	20.38%	12.79%	16.88%
S&P Target Date 2060+ Index	20.42%	9.93%	13.65%
John Hancock 2065 Lifetime Index	22.43%	9.89%	13.83%

Performance Inception Date	Sep. 23, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 194,442,485
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$194,442,485
Total number of portfolio holdings	20
Total advisory fees paid (net)	$0
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.7%
Equity	57.4%
Fixed income	4.3%
Unaffiliated investment companies	37.9%
Equity	37.9%
U.S. Government and Agency obligations	0.4%
U.S. Government	0.4%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259692 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class 1
Trading Symbol	JHOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	$6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2070 Lifetime Blend Portfolio (Class 1/JHOBX) returned 21.36% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2070 Lifetime Blend Portfolio (Class 1/JHOBX)	21.36%	28.09%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%

Performance Inception Date	Apr. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,934,815
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,934,815
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	57.4%
Fixed income	4.4%
Unaffiliated investment companies	37.8%
Equity	37.8%
U.S. Government and Agency obligations	0.3%
U.S. Government	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259693 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class A
Trading Symbol	JHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class A/JHOAX)	$45	0.41%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2070 Lifetime Blend Portfolio (Class A/JHOAX) returned 20.91% (excluding sales charges) for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2070 Lifetime Blend Portfolio (Class A/JHOAX)	14.83%	22.88%
2070 Lifetime Blend Portfolio (Class A/JHOAX)—excluding sales charge	20.91%	27.66%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%

Performance Inception Date	Apr. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 9,934,815
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,934,815
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	57.4%
Fixed income	4.4%
Unaffiliated investment companies	37.8%
Equity	37.8%
U.S. Government and Agency obligations	0.3%
U.S. Government	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000259691 [Member]
Shareholder Report [Line Items]
Fund Name	2070 Lifetime Blend Portfolio
Class Name	Class R6
Trading Symbol	JHODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock 2070 Lifetime Blend Portfolio (the fund) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
2070 Lifetime Blend Portfolio (Class R6/JHODX)	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
2070 Lifetime Blend Portfolio (Class R6/JHODX) returned 21.48% for the year ended August 31, 2026. Global equities produced sizable gains in the 12-month period that ended on August 31, 2026. Investors were encouraged by the favorable combination of healthy economic growth trends, robust corporate earnings, and generally supportive central bank policies, together with optimism about artificial intelligence. While technology stocks performed very well, the value style outpaced growth on a global basis and contributed meaningfully to the markets’ strong showing. Emerging market equities also posted outsized returns. Bonds registered more modest gains, led by credit-oriented investments. Income was the primary contributor to total returns for fixed income instruments, as prices came under pressure from concerns about persistent inflation, global conflicts, energy prices, and mounting government debt across the developed world.
TOP PERFORMANCE CONTRIBUTORS
Equity allocation | U.S. equities made a significant contribution to absolute performance, led by large cap equities. International developed market equities further helped results, as did emerging market stocks.
Bond funds | The fixed-income allocation contributed positively, led by intermediate-term bonds and emerging markets debt. Holdings in high yield bonds aided returns as well.
TOP PERFORMANCE DETRACTORS
Specific positions | At a time of positive returns for most segments of the financial markets, the majority of the fund’s holdings recorded a gain. However, a small position in U.S. Treasury STRIPS (Separate Trading of Registered Interest and Principal of Securities) was adversely affected by rising yields.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since inception
2070 Lifetime Blend Portfolio (Class R6/JHODX)	21.48%	28.19%
S&P 500 Index	20.38%	29.87%
S&P Target Date 2065+ Index	20.62%	27.57%
John Hancock 2070 Lifetime Index	22.43%	29.86%

Performance Inception Date	Apr. 25, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 9,934,815
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$9,934,815
Total number of portfolio holdings	15
Total advisory fees paid (net)	$0
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	61.8%
Equity	57.4%
Fixed income	4.4%
Unaffiliated investment companies	37.8%
Equity	37.8%
U.S. Government and Agency obligations	0.3%
U.S. Government	0.3%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.